BUSINESS ACQUISITION (Details) - CAD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 07, 2016	May 31, 2018	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
BUSINESS ACQUISITION
Business acquisitions					$ 5,553	$ 118,946
Business acquisition				$ 1,304
Fibrenoire Inc
BUSINESS ACQUISITION
Purchase price	$ 125,000
Cash paid	119,100
Cash acquired	$ 1,800
Post-closing adjustment							$ 200
Business acquisitions			$ 5,600
Interest paid on balance payable			$ 300
Business acquisition		$ 1,300